Leases - Supplemental Cash Flow Information (Details) - Noble Finance Company - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 05, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating cash flows used for operating leases	$ 979	$ 5,568	$ 9,614
Right-of-use assets obtained in exchange for a lease liability	$ 0	$ 9,647	$ 1,217